Business Acquisitions (Details) - USD ($)	1 Months Ended
	Jul. 26, 2019	Dec. 31, 2020	Dec. 14, 2020	Dec. 31, 2019
Business Acquisitions (Details) [Line Items]
Description of business acquisitions	the Company completed the acquisition of 100% of the issued and outstanding capital stock of Anyi Network from its shareholders pursuant to the terms and conditions of a Share Exchange Agreement (the “Acquisition Agreement”) entered into among the Company and Anyi Network’s shareholders. In connection with the Acquisition Agreement, AGM Holdings acquired 100% of the equity of Anyi and pay $400,000 in cash and issue an aggregate of 475,000 duly authorized, fully paid and nonassessable Class A ordinary shares of the Company, valued at $16.00 per share to the shareholders of Anyi. The total consideration underlying the Share Exchange shall be $8,000,000. This is referred to herein as the “the Acquisition”.
Goodwill, Gross				$ 7,121,712
Equity interest percentage			100.00%
Anyi Network [Member]
Business Acquisitions (Details) [Line Items]
Equity interest percentage		100.00%